Business Segment Information	12 Months Ended
Dec. 31, 2017
Notes
Business Segment Information

Note 10:  Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2017.

	Life and
Year ended or as of December 31, 2017	Health	Annuities	Total
Revenues

Life and health premiums, net	$ -	$ -	$ -
Contract charges	-	-	-
Net investment income	517	-	517
Net realized investment gains	-	-	-
Other income	3,996	-	3,996

Total revenues	4,513	-	4,513

Benefits and expenses
Life and health insurance claims and benefits, net	2	-	2
Interest credited to policyholder account balances	-	-	-
Operating and other expenses	1,596	113	1,709

Total benefits and expenses	1,598	113	1,711

Income before income taxes	2,915	(113)	2,802

Income tax expense	763	(40)	723

Net income	2,152	(73)	2,079

Change in unrealized gains, net of tax expense	334	-	334

Other comprehensive income	334	-	334

Total comprehensive income	$ 2,486	$ (73)	$ 2,413

Reinsurance recoverable from affiliate	$ 23,973	$ -	$ 23,973
Assets on deposit	-	2,453,033	2,453,033
Claim and policy benefit reserves - life and health	20,688	2,364	23,052
Policyholder account balances	3,601	2,453,033	2,456,634

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2016.

	Life and
Year ended or as of December 31, 2016	Health	Annuities	Total
Revenues

Life and health premiums, net	$ (21)	$ -	$ (21)
Contract charges	-	-	-
Net investment income	376	-	376
Net realized investment gains	-	-	-
Other income	3,415	-	3,415

Total revenues	3,770	-	3,770

Benefits and expenses
Life and health insurance claims and benefits, net	(1)	-	(1)
Interest credited to policyholder account balances	-	-	-
Operating and other expenses	1,033	16	1,049

Total benefits and expenses	1,032	16	1,048

Income before income taxes	2,738	(16)	2,722

Income tax expense	892	(5)	887

Net income	1,846	(11)	1,835

Change in unrealized (losses), net of tax (benefit)	(98)	-	(98)

Other comprehensive (loss)	(98)	-	(98)

Total comprehensive income	$ 1,748	$ (11)	$ 1,737

Reinsurance recoverable from affiliate	$ 23,687	$ -	$ 23,687
Assets on deposit	-	1,619,113	1,619,113
Claim and policy benefit reserves - life and health	20,344	1,162	21,506
Policyholder account balances	3,335	1,619,113	1,622,448

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2015.

	Life and
Year ended or as of December 31, 2015	Health	Annuities	Total
Revenues

Life and health premiums, net	$ (1,175)	$ -	$ (1,175)
Contract charges	18	-	18
Net investment income	366	-	366
Net realized investment gains	117	-	117
Other income	5,336	-	5,336

Total revenues	4,662	-	4,662

Benefits and expenses
Life and health insurance claims and benefits, net	(1,204)	-	(1,204)
Interest credited to policyholder account balances	4	-	4
Operating and other expenses	1,633	-	1,633

Total benefits and expenses	433	-	433

Income before income taxes	4,229	-	4,229

Income tax expense	1,449	-	1,449

Net income	2,780	-	2,780

Change in unrealized (losses), net of tax (benefit)	(447)	-	(447)

Other comprehensive (loss)	(447)	-	(447)

Total comprehensive income	$ 2,333	$ -	$ 2,333

Reinsurance recoverable from affiliate	$ 24,628	$ -	$ 24,628
Assets on deposit	-	947,595	947,595
Claim and policy benefit reserves - life and health	21,077	460	21,537
Policyholder account balances	3,473	947,595	951,068